Total Share-Based Compensation Cost Recognized (Detail) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Cost of Sales USD ($)	Sep. 30, 2012 Cost of Sales CNY	Sep. 30, 2011 Cost of Sales CNY	Sep. 30, 2012 Selling, General and Administrative Expense USD ($)	Sep. 30, 2012 Selling, General and Administrative Expense CNY	Sep. 30, 2011 Selling, General and Administrative Expense CNY	Sep. 30, 2012 Research and Development Expense USD ($)	Sep. 30, 2012 Research and Development Expense CNY	Sep. 30, 2011 Research and Development Expense CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 23,190	145,743	105,387	$ 913	5,741	5,359	$ 7,970	50,088	35,899	$ 14,307	89,914	64,129